STOCK-BASED COMPENSATION (Details 1)	12 Months Ended
Sep. 30, 2019 $ / shares
Tranche 8 [Member]
Exercise price (US$)	$ 14.40
Average risk-free interest rate	0.37%
Expected option life (year)	3 years
Volatility rate	86.32%
Dividend yield	0.00%
Tranche 9 [Member]
Exercise price (US$)	$ 12.70
Average risk-free interest rate	0.76%
Expected option life (year)	3 years
Volatility rate	79.20%
Dividend yield	0.00%
Tranche 10 [Member]
Exercise price (US$)	$ 14.80
Average risk-free interest rate	1.07%
Expected option life (year)	3 years
Volatility rate	79.67%
Dividend yield	0.00%
Tranche 11 [Member]
Exercise price (US$)	$ 13.80
Average risk-free interest rate	1.73%
Expected option life (year)	5 years
Volatility rate	80.72%
Dividend yield	0.00%
Tranche 12 [Member]
Exercise price (US$)	$ 20.50
Average risk-free interest rate	1.79%
Expected option life (year)	10 years
Volatility rate	69.27%
Dividend yield	0.00%
Tranche 13 [Member]
Exercise price (US$)	$ 16.50
Average risk-free interest rate	1.75%
Expected option life (year)	10 years
Volatility rate	69.92%
Dividend yield	0.00%
Tranche 14 [Member]
Exercise price (US$)	$ 20.00
Average risk-free interest rate	1.55%
Expected option life (year)	10 years
Volatility rate	65.37%
Dividend yield	0.00%
Tranche 15 [Member]
Exercise price (US$)	$ 20.70
Average risk-free interest rate	1.94%
Expected option life (year)	5 years
Volatility rate	63.87%
Dividend yield	0.00%
Tranche 16 [Member]
Exercise price (US$)	$ 16.50
Average risk-free interest rate	1.94%
Expected option life (year)	5 years
Volatility rate	52.40%
Dividend yield	0.00%
Tranche 17 [Member]
Exercise price (US$)	$ 8.00
Average risk-free interest rate	2.26%
Expected option life (year)	5 years
Volatility rate	63.20%
Dividend yield	0.00%
Tranche 18 [Member]
Exercise price (US$)	$ 9.10
Average risk-free interest rate	2.25%
Expected option life (year)	5 years
Volatility rate	64.60%
Dividend yield	0.00%
Tranche 19 [Member]
Exercise price (US$)	$ 8.20
Average risk-free interest rate	2.58%
Expected option life (year)	5 years
Volatility rate	68.20%
Dividend yield	0.00%
Tranche 20 [Member]
Exercise price (US$)	$ 5.19
Average risk-free interest rate	2.49%
Expected option life (year)	5 years
Volatility rate	103.00%
Dividend yield	0.00%